Assets and Liabilities Held for Sale (Tables)	12 Months Ended
Dec. 31, 2010
Assets And Liabilities Held For Sale Current [Abstract]
Assets And Liabilities Held For Sale Current [Text Block]
	2010	2009
	$	$

As at December 31, 2010 and 2009 the carrying amounts of major classes of assets and liabilities classified as held for sale included:

Cash and cash equivalents	11	-
Trade and other receivables	2	-
Inventories	1	3
Property, plant and equipment	2	70
Acquired properties	-	1
Trade and other payables	(3)	(3)
Provision for environmental rehabilitation	-	(6)
Net assets	13	65